SCHEDULE OF COMPANY’S SUBSIDIARY (Details)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company name	catTHIS Holdings Corp.	catTHIS Holdings Corp.	catTHIS Holdings Corp.	catTHIS Holdings Corp.
Place of incorporation	Labuan	Labuan	Labuan	Labuan
Date of incorporation	Jan. 26, 2021	Jan. 26, 2021	Jan. 26, 2021	Jan. 26, 2021
Particulars of issued capital	100 shares of ordinary share of USD1 each	100 shares of ordinary share of USD1 each	100 shares of ordinary share of USD1 each	100 shares of ordinary share of USD1 each
Principal activities	Digital marketing service provider	Digital marketing service provider	Digital marketing service provider	Digital marketing service provider